Global Equity Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.47%	6.97%	6.65%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	7.88%	5.85%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	7.66%	5.64%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	10.53%	7.94%	5.90%